Operating Segments (Narrative) (Details) - EUR (€) € in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022
Statement [Line Items]
Adjusted gross profit (loss)	€ 5,366		€ 8,086		€ 13,179
ISRAEL
Statement [Line Items]
Adjusted gross profit (loss)	678	[1]	764	[2]	1,565 [3]
ISRAEL | Income from the sale of electricity [Member]
Statement [Line Items]
Adjusted gross profit (loss)	2,032		2,246		3,427
ISRAEL | Depreciation expenses [Member]
Statement [Line Items]
Adjusted gross profit (loss)	€ 935		€ 1,014		€ 2,051

[1]	The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €2,032 thousand) and depreciation expenses (approximately €935 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
[2]	The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €2,246 thousand) and depreciation expenses (approximately €1,014 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
[3]	The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,427 thousand) and depreciation expenses (approximately €2,051 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.